SCHEDULE OF INVESTMENTS
Value (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Alternative Carriers – 2.8%
Liberty Global, Inc., Series C(A)	417	$12,294

Cable & Satellite – 5.8%
Comcast Corp., Class A	261	14,622
Liberty Media Corp., Class C(A)	237	11,268

		25,890

Total Communication Services - 8.6%		38,184

Consumer Discretionary
Auto Parts & Equipment – 2.1%
BorgWarner, Inc.	219	9,454

Automotive Retail – 2.3%
AutoZone, Inc.(A)	6	10,018

General Merchandise Stores – 2.7%
Target Corp.	52	11,945

Total Consumer Discretionary - 7.1%		31,417

Consumer Staples
Hypermarkets & Super Centers – 3.5%
Wal-Mart Stores, Inc.	109	15,209

Tobacco – 3.1%
Philip Morris International, Inc.	145	13,732

Total Consumer Staples - 6.6%		28,941

Energy
Oil & Gas Exploration & Production – 2.9%
EOG Resources, Inc.	160	12,825

Oil & Gas Refining & Marketing – 2.9%
Marathon Petroleum Corp.	203	12,573

Total Energy - 5.8%		25,398

Financials
Asset Management & Custody Banks – 2.7%
Ameriprise Financial, Inc.	46	12,029

Consumer Finance – 5.5%
Capital One Financial Corp.	77	12,419
Synchrony Financial	240	11,735

		24,154

Diversified Banks – 1.9%
Wells Fargo & Co.	181	8,419

Investment Banking & Brokerage – 3.4%
Morgan Stanley	153	14,936

Mortgage REITs – 2.6%
AGNC Investment Corp.	716	11,290

Property & Casualty Insurance – 2.4%
Arch Capital Group Ltd.(A)	282	10,773

Regional Banks – 2.3%
Regions Financial Corp.	471	10,037

Reinsurance – 1.4%
Reinsurance Group of America, Inc.	55	6,124

Total Financials - 22.2%		97,762

Health Care
Biotechnology – 3.8%
Regeneron Pharmaceuticals, Inc.(A)	9	5,447
Vertex Pharmaceuticals, Inc.(A)	61	11,119

		16,566

Health Care Distributors – 3.0%
McKesson Corp.	67	13,286

Health Care Facilities – 2.9%
HCA Holdings, Inc.	53	12,958

Health Care Services – 3.3%
CVS Caremark Corp.	174	14,786

Managed Health Care – 3.1%
Anthem, Inc.	36	13,486

Total Health Care - 16.1%		71,082

Industrials
Aerospace & Defense – 5.3%
Northrop Grumman Corp.	26	9,185
Raytheon Technologies Corp.	165	14,218

		23,403

Electrical Components & Equipment – 2.6%
nVent Electric plc	361	11,655

Railroads – 2.6%
Norfolk Southern Corp.	47	11,310

Total Industrials - 10.5%		46,368

Information Technology
Data Processing & Outsourced Services – 2.0%
Fidelity National Information Services, Inc.	72	8,711

Semiconductors – 5.3%
Broadcom Corp., Class A	24	11,841
NXP Semiconductors N.V.	58	11,306

		23,147

Technology Hardware, Storage & Peripherals – 2.3%
Seagate Technology	125	10,299

Total Information Technology - 9.6%		42,157

Materials
Diversified Metals & Mining – 1.5%
BHP Billiton Ltd. ADR(B)	122	6,549

Paper Packaging – 2.4%
Graphic Packaging Holding Co.	562	10,705

Total Materials - 3.9%		17,254

Real Estate
Real Estate Services – 2.9%
CB Richard Ellis Group, Inc.(A)	133	12,968

Total Real Estate - 2.9%		12,968

Utilities
Electric Utilities – 4.7%
Evergy, Inc.(C)	175	10,858
FirstEnergy Corp.	279	9,924

		20,782

Total Utilities - 4.7%		20,782

TOTAL COMMON STOCKS - 98.0%		$432,313

(Cost: $347,901)

SHORT-TERM SECURITIES

Money Market Funds(E) – 2.7%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(D)	3,025	3,025
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	8,863	8,863

		11,888

TOTAL SHORT-TERM SECURITIES - 2.7%		$11,888

(Cost: $11,888)

TOTAL INVESTMENT SECURITIES - 100.7%		$444,201

(Cost: $359,789)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.7)%		(2,914)

NET ASSETS - 100.0%		$441,287

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $2,962 are on loan.
(C)	All or a portion of securities with an aggregate value of $174 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.
(D)	Investment made with cash collateral received from securities on loan.
(E)	Rate shown is the annualized 7-day yield at September 30, 2021.

The following written options were outstanding at September 30, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Northrop Grumman Corp.	N/A	Put	50	5	October 2021	$350.00	$19	$(15)
Reinsurance Group of America, Inc.	JPMorgan Chase Bank N.A.	Put	84	8	October 2021	135.00	172	(195)

							$191	$(210)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$432,313	$—	$—
Short-Term Securities	11,888	—	—

Total	$444,201	$—	$—

Liabilities
Written Options	$—	$210	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$359,789

Gross unrealized appreciation	91,561
Gross unrealized depreciation	(7,149)

Net unrealized appreciation	$84,412